Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Land use rights, net
Cost		¥ 2,093,750			¥ 2,681,762
Less: Accumulated amortization		(124,574)			(172,902)
Land use rights, net		1,969,176		$ 360,375	2,508,860
Amortization expenses	¥ 48,328	38,516	¥ 35,964
Title certificates for land use right with carrying value not obtained		¥ 114,807			¥ 167,812
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years